PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Summary Of Detailed Information About Property, Plant And Equipment
	Useful life range (in years)	2021	Additions	Write-offs	(Impairment) reversal of impairment	Transfers	Translation adjustment	2022
Cost:
Vehicles	2 to 5	38,902	8	(6,559)	-	49,285	(7,274)	74,362
Tooling	3	191,840	-	(2,310)	-	14,976	(329)	204,177
Tools and accessories	3 to 20	110,998	17,261	(8,177)	-	(43,369)	98,739	175,452
Facilities	3 to 60	303,452	181	(564)	-	13,147	(8,768)	307,448
Machinery and accessories	3 to 15	1,959,943	23,188	(63,473)	-	520,561	(168,083)	2,272,136
Leasehold improvements	2 to 20	1,128,504	68,980	(54,148)	(1,665)	106,151	(119,736)	1,128,086
Buildings	14 to 60	1,982,245	7,174	(19,104)	-	120,512	(173,888)	1,916,939
Furniture and fixtures	2 to 25	660,126	71,960	(41,095)	(7,629)	53,632	(62,932)	674,062
Land	-	628,373	-	-	-	10,043	7,241	645,657
IT equipment	3 to 15	634,580	26,602	(34,279)	(191)	84,452	(83,394)	627,770
Other assets	-	31,636	-	(4,227)	-	-	(1,179)	26,230
Projects in progress	-	561,488	495,771	(1,739)	-	(429,391)	(45,502)	580,627
Total cost		8,232,087	711,125	(235,675)	(9,485)	499,999	(565,105)	8,632,946

Depreciation value:
Vehicles		(9,457)	(6,057)	5,508	-	(40,920)	12,856	(38,070)
Tooling		(174,164)	(7,841)	2,310	-	-	210	(179,485)
Tools and accessories		(65,740)	(16,385)	1,823	-	46,967	(102,105)	(135,440)
Facilities		(183,420)	(17,051)	192	-	(8,804)	7,776	(201,307)
Machinery and accessories		(728,408)	(172,480)	56,142	-	(397,740)	124,147	(1,118,339)
Leasehold improvements		(602,622)	(133,533)	50,379	-	(12,257)	71,602	(626,431)
Buildings		(298,327)	(103,822)	14,111	-	(136,601)	69,237	(455,402)
Furniture and fixtures		(369,610)	(90,731)	31,606	-	(18,576)	38,479	(408,832)
IT equipment		(392,095)	(119,870)	36,065	-	(71,041)	71,273	(475,668)
Other assets		(30,836)	(2,287)	3,868	-	-	1,433	(27,822)
Total depreciation		(2,854,679)	(670,057)	202,004	-	(638,972)	294,908	(3,666,796)
Net total		5,377,408	41,068	(33,671)	(9,485)	(138,973)	(270,197)	4,966,150

	Useful life range (in years)	2020	Additions	Write-offs	(Impairment) reversal of impairment	Transfers	Translation adjustment	2021
Cost:
Vehicles	2 to 5	79,228	4,951	(59,053)	-	6,702	7,074	38,902
Tooling	3	187,852	2,097	-	-	2,042	(151)	191,840
Tools and accessories	3 to 20	85,678	19,526	(538)	-	5,233	1,099	110,998
Facilities	3 to 60	293,471	700	(14,486)	-	21,231	2,536	303,452
Machinery and accessories	3 to 15	1,819,693	37,229	(98,228)	-	85,451	115,798	1,959,943
Leasehold improvements	2 to 20	963,957	104,795	(51,588)	(2,074)	93,589	19,825	1,128,504
Buildings	14 to 60	1,899,134	6,233	(13,322)	394	(6,944)	96,750	1,982,245
Furniture and fixtures	2 to 25	566,547	107,077	(40,259)	3,948	19,304	3,509	660,126
Land	-	661,613	295	(1,203)	-	(2,372)	(29,960)	628,373
IT equipment	3 to 15	543,772	58,192	(57,574)	-	68,645	21,545	634,580
Other assets	-	36,687	-	(3,628)	-	-	(1,423)	31,636
Projects in progress	-	408,427	606,440	(26,425)	-	(429,760)	2,806	561,488
Total cost		7,546,059	947,535	(366,304)	2,268	(136,879)	239,408	8,232,087

Depreciation value:
Vehicles		(33,042)	(19,229)	47,501	-	(5,738)	1,051	(9,457)
Tooling		(166,536)	(7,705)	-	-	-	77	(174,164)
Tools and accessories		(39,159)	(32,867)	750	-	3,145	2,391	(65,740)
Facilities		(176,726)	(16,453)	13,072	-	(2,705)	(608)	(183,420)
Machinery and accessories		(578,762)	(198,805)	91,864	-	8,463	(51,168)	(728,408)
Leasehold improvements		(480,554)	(153,822)	48,057	-	(5,561)	(10,742)	(602,622)
Buildings		(179,730)	(89,292)	13,835	-	2,801	(45,941)	(298,327)
Furniture and fixtures		(318,615)	(95,673)	31,464	(291)	(353)	13,858	(369,610)
IT equipment		(311,856)	(115,735)	52,971	-	(7,982)	(9,493)	(392,095)
Other assets		(26,022)	(16,013)	1,369	-	-	9,830	(30,836)
Total depreciation		(2,311,002)	(745,594)	300,883	(291)	(7,930)	(90,745)	(2,854,679)
Net total		5,235,057	201,941	(65,421)	1,977	(144,809)	148,663	5,377,408